Summary of Significant Accounting Policies - Schedule of Calculation of Basic and Diluted Net Income Per Ordinary Share (Details) - COLOMBIER ACQUISITION CORP. II [Member] - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares [Member]
Numerator:
Allocation of net income		$ 4,606,773	$ 259,744
Denominator:
Basic weighted average Ordinary Shares outstanding	6,621,053	17,000,000	6,621,053
Diluted weighted average Ordinary Shares outstanding		17,000,000	6,621,053
Basic net income per Ordinary Share	$ 0.04	$ 0.27	$ 0.04
Diluted net income per Ordinary Share	$ 0.04	$ 0.27	$ 0.04
Class B Ordinary Shares [Member]
Numerator:
Allocation of net income		$ 1,151,693	$ 154,752
Denominator:
Basic weighted average Ordinary Shares outstanding	3,944,737	4,250,000	3,944,737
Diluted weighted average Ordinary Shares outstanding		4,250,000	3,944,737
Basic net income per Ordinary Share	$ 0.04	$ 0.27	$ 0.04
Diluted net income per Ordinary Share	$ 0.04	$ 0.27	$ 0.04